Warrant Derivative (Tables)	12 Months Ended
Dec. 31, 2022
Warrant Derivative
Schedule of reconciliation of the change in fair values of the derivative

Fair Value of
Warrant Derivative
Balance, December 31, 2020	$874,864
Change in fair value of warrant derivative	(774,094)
Balance, December 31, 2021	$100,770
Change in fair value of warrant derivative	(99,038)
Balance, December 31, 2022	$1,732

Warrants
Warrant Derivative
Schedule of inputs used in the Black-Scholes valuation model

	Years ended
	December 31,	December 31,
	2022	2021
Share price	C$3.95	C$5.65
Exercise price	C$12.30	C$12.30
Expected term (in years)	0.4	1.4
Expected share price volatility	82%	72%
Annual rate of quarterly dividends	0%	0%
Risk-free interest rate	4.0%	1.0%